Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	$ 29,535	$ 20,237
Acquisitions through business combinations		619
Additions	12,023	9,440
Disposals	(633)	(926)
Effect of changes in exchange rates	1,236	165
Ending balance	42,161	29,535
Cost [Member] | Machinery, equipment and vehicles [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	11,809	8,490
Acquisitions through business combinations		391
Additions	7,179	3,125
Disposals	(393)	(464)
Effect of changes in exchange rates	454	267
Ending balance	19,049	11,809
Cost [Member] | Computers [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	3,945	1,870
Acquisitions through business combinations		65
Additions	984	2,075
Disposals	(13)	(23)
Effect of changes in exchange rates	111	(42)
Ending balance	5,027	3,945
Cost [Member] | Office furniture and equipment [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	1,591	795
Acquisitions through business combinations		120
Additions	241	677
Disposals	(23)
Effect of changes in exchange rates	44	(1)
Ending balance	1,853	1,591
Cost [Member] | Leasehold improvements [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	6,130	2,579
Acquisitions through business combinations		43
Additions	3,509	3,543
Disposals	(204)
Effect of changes in exchange rates	16	(35)
Ending balance	9,451	6,130
Cost [Member] | Raw materials for property [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance		439
Acquisitions through business combinations
Additions
Disposals		(439)
Effect of changes in exchange rates
Ending balance
Cost [Member] | Buildings [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	6,060	6,064
Acquisitions through business combinations
Additions	110	20
Disposals
Effect of changes in exchange rates	611	(24)
Ending balance	6,781	6,060
Depreciation accrued [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	23,692	12,547
Additions	1,972	1,712
Impairment loss		9,478
Disposals	(379)
Effect of changes in exchange rates	160	(45)
Ending balance	25,445	23,692
Depreciation accrued [Member] | Machinery, equipment and vehicles [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	11,809	8,490
Additions	921	99
Impairment loss		3,343
Disposals	(253)
Effect of changes in exchange rates	(14)	(123)
Ending balance	12,463	11,809
Depreciation accrued [Member] | Computers [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	3,945	1,870
Additions	169	496
Impairment loss		1,552
Disposals	(8)
Effect of changes in exchange rates	81	27
Ending balance	4,187	3,945
Depreciation accrued [Member] | Office furniture and equipment [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	1,591	795
Additions	70	74
Impairment loss		696
Disposals	(7)
Effect of changes in exchange rates	43	26
Ending balance	1,697	1,591
Depreciation accrued [Member] | Leasehold improvements [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	6,130	935
Additions	581	838
Impairment loss		4,326
Disposals	(111)
Effect of changes in exchange rates	11	31
Ending balance	6,611	6,130
Depreciation accrued [Member] | Raw materials for property [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance		439
Additions
Impairment loss		(439)
Disposals
Effect of changes in exchange rates
Ending balance
Depreciation accrued [Member] | Buildings [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance	217	18
Additions	231	205
Impairment loss
Disposals
Effect of changes in exchange rates	39	(6)
Ending balance	487	217
Carrying amount [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance		5,843
Ending balance	16,716
Carrying amount [Member] | Machinery, equipment and vehicles [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance
Ending balance	6,586
Carrying amount [Member] | Computers [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance
Ending balance	840
Carrying amount [Member] | Office furniture and equipment [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance
Ending balance	156
Carrying amount [Member] | Leasehold improvements [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance
Ending balance	2,840
Carrying amount [Member] | Raw materials for property [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance
Ending balance
Carrying amount [Member] | Buildings [Member]
Property Plant and Equipment, Net (Details) - Schedule of Property Plant and Equipment, Net [Line Items]
Beginning balance		$ 5,843
Ending balance	$ 6,294